Commitments and Contingencies - Additional Information (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Commitments And Contingencies Disclosure [Line Items]
Restricted cash	$ 91,727,000	$ 76,362,000
Containers orders placed	36,882,000
Fleet Management Agreements
Commitments And Contingencies Disclosure [Line Items]
Future minimum lease payment obligations	$ 0